Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2022
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and primarily operates. The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassification

Reclassification

Certain accounts in the prior period consolidated financial statements have been reclassified to conform to the presentation of the current year consolidated financial statements. Foreign currency loss, net during the year ended March 31, 2021 of ¥591 thousand was reclassified from other income, net to a separate line item in the Consolidated Statements of Loss. This reclassification had no effect on the previously reported operating results.

Liquidity and Financial Condition

Liquidity and Financial Condition

The Company has a history of recurring losses, including a loss from operations of ¥89,842 thousand, ¥27,754 thousand, and ¥44,482 thousand for the years ended March 31, 2022, 2021, and 2020, respectively. This operating loss has resulted in an accumulated deficit of ¥511,908 thousand, ¥414,828 thousand, and ¥389,030 thousand as of March 31, 2022, 2021, and 2020, respectively.

The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to attract and retain revenue generating customers, acquire new customer contracts, and secure additional financing.

The Company may consider obtaining additional financing in the future through the issuance of the Company’s common shares, through other equity or debt financings, or other means. The Company, however, is dependent upon its ability to obtain new revenue generating customer contracts, secure equity, and/or debt financing and there are no assurances that the Company will be successful. The consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts, or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Warrantee and its wholly owned subsidiary, Warrantee Pte. Warrantee Pte. has a fiscal year end of December 31, and the accounts of Warrantee Pte. are included in the Company’s consolidated financial statements based on Warrantee Pte.’s fiscal year. All intercompany accounts and transactions, including capital increase during a reporting time lag, have been eliminated upon consolidation.

The Company evaluates its ownership, contractual, and other interests in other entities to determine whether any investee is a variable interest entity (“VIE”). If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investee, its obligation to absorb the expected losses of the investee, and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the noncontrolling interest in earnings and equity attributed to the noncontrolling interest held in its consolidated financial statements. The Company was not the primary beneficiary of any VIE during the years ended March 31, 2022, 2021, and 2020.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the reporting date, and the reported amounts of revenue and expense during the reporting period. These estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future and include, but are not limited to, useful lives of capitalized software, valuation of stock options, impairment of deferred offering costs, and valuation allowance against net deferred tax assets. Actual results could differ from those estimates.

Segment Information

Segment Information

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer (“CEO”), who reviews financial information for purposes of making operating decisions, assessing financial performance, and allocating resources. The Company’s CODM evaluates financial information on a consolidated basis. As of March 31, 2022, 2021, and 2020, there was no revenue or long-lived assets held outside of Japan.

Concentration of Customers

Concentration of Customers

For the years ended March 31, 2022, 2021, and 2020, one customer, two customers, and three customers, respectively, each accounted for more than 10% of the consolidated revenue. Revenue from those customers totaled ¥224,727 thousand, ¥177,000 thousand, and ¥53,895 of the total consolidated revenue for the years ended March 31, 2022, 2021, and 2020, respectively. The following represents sales revenue attributable to each of these customers as a percentage of total consolidated revenue for each respective year.

	Percentage of Revenue
	For the years ended March 31,
	2022	2021	2020
Customer A	100%	—	—
Customer B	—	51%	—
Customer C	—	33%	52%
Customer D	—		24%
Customer E	—		17%

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an initial maturity date of three months or less to be cash equivalents.
Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable primarily consist of amounts billed and currently due from customers, net of an allowance for doubtful accounts, if recorded. When the Company has an unconditional right to payment, subject only to the passage of time, the right is treated as a receivable. Fees billed in advance of the related contractual term represent contract liabilities and are presented as deferred revenue. Typical payment terms provide for customer payment within 30 days of the contract date.

Trade accounts receivable are subject to collection risk. The Company performs evaluations of its customers’ financial positions and generally extends credit on account, without collateral. The Company determines the need for an allowance for doubtful accounts based upon various factors, including credit quality of the customer, age of the receivable balance and current economic conditions.

There were no bad debt expense or allowance for doubtful accounts recorded as of and for the years ended March 31, 2022, 2021, and 2020.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the declining balance method or the straight-line method, depending on the pattern of consumption of the economic benefits by asset class, over the estimated useful lives of the assets. The estimated useful lives are four years for computers and three to six years for furniture and fixtures. Repair and maintenance costs are expensed as incurred. The Company records depreciation expense in selling, general and administrative expenses and cost of revenue on the Consolidated Statements of Loss.

Capitalized Software, Net

Capitalized Software, Net

The Company capitalizes certain costs in property and equipment associated with website and software developed for internal use in accordance with ASC 350-50, Intangibles - Goodwill and Other - Website Development Costs and ASC 350-40, Intangibles - Goodwill and Other - Internal Use Software when both the preliminary project design and the testing stage are completed and management has authorized further funding for the project, which it deems probable of completion and to be used for the function intended. Capitalized costs include amounts directly related to website and software development such as fees paid to third-party vendors. Capitalization of such costs ceases when the project is substantially complete and ready for its intended use. Capitalized costs are amortized, beginning in the period the product is ready for its intended use, on a straight-line basis over the estimated useful life of the product, five years. Costs incurred during the preliminary stages of development and ongoing maintenance costs are expensed as incurred.

Impairment or Disposal of Long-Lived Assets

Impairment or Disposal of Long-Lived Assets

Long-lived assets used in operations, which include capitalized software developed for internal use and property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if the carrying amount is not recoverable when compared to the Company’s undiscounted cash flows and the impairment loss is measured based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs are amortized as interest expense on a basis which approximates the effective interest method over the term of the related debt. Debt issuance costs are reported at cost, less accumulated amortization and are presented in the Consolidated Balance Sheets as a direct deduction from the carrying value of the associated debt.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs are capitalized and consist of fees incurred in connection with the anticipated sale of common shares in an initial public offering (“IPO”) and include direct incremental legal, accounting, printing, and other IPO-related costs. Upon completion of an IPO, these deferred costs will be reclassified to shareholders’ equity and recorded against the proceeds from the offering. In the event a proposed IPO is deemed not likely to be completed, the deferred offering costs would be charged to expenses in the period of such determination.

Foreign Currency

Foreign Currency

The Company uses Japanese yen as its reporting currency. Warrantee’s functional currency is the Japanese yen and Warrantee Pte.’s functional currency is the Singapore dollar. Financial statements of Warrantee Pte. are prepared using the functional currency and translated into Japanese yen for reporting purposes. Assets and liabilities are translated using the fiscal year end foreign exchange rate, and income and expenses are translated using the weighted average exchange rate for the period. Foreign currency translation adjustments related to the financial statements of Warrantee Pte. net of related income tax effects, are credited or charged directly to the foreign currency translation adjustments account, a component of accumulated other comprehensive loss. The tax effects related to the foreign currency translation of financial statements of Warrantee Pte. are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency of the respective entity at the fiscal year end foreign exchange rate, and gains and losses resulting from such remeasurement are included in foreign exchange gains (losses). Foreign currency denominated income and expenses are remeasured using the average exchange rate for the period.

Share-Based Compensation

Share-Based Compensation

The Company applies the provisions of ASC Topic 718, Compensation — Stock Compensation. The Company measures the cost of employee and non-employee services received in exchange for awards of equity instruments at the fair value of the award on the grant date and recognizes the cost over the requisite service period which the employee and non-employee are required to provide services in exchange for the award. Compensation costs are recognized on a straight-line basis over the requisite service period of the awards which are expected to be vested. For non-employee vesting periods that have implicit service periods based on the achievement of a performance condition, a change in the estimated achievement of performance conditions will be recognized prospectively over the revised non-employee vesting period. For awards with performance conditions, compensation cost is recognized when the condition is probable of being achieved, or in the case of a liquidity event, when the liquidity event occurs. The Company uses option pricing methods that require the input of subjective assumptions, including the expected term, expected volatility, dividend yield, and risk-free interest rate. For awards with market conditions, the Company uses a hybrid method between a discounted cash flow method and Monte Carlo simulation models to value the awards. The Company has elected to recognize forfeitures as they occur.

Revenue Recognition

Revenue Recognition

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented in the consolidated financial statements. To determine the appropriate amount of revenue to be recognized in accordance with ASC 606, the Company follows a five-step model as follows:

1 – Identification of the contract with a customer;

2 – Identification of the performance obligation in the contract;

3 – Determination of the transaction price;

4 – Allocation of the transaction price to the performance obligation in the contract; and

5 – Recognition of revenue when, or as, a performance obligation is satisfied.

The Company’s revenue is primarily derived from the Durables Vertical, and the Commercial Healthcare Vertical. The Company’s services are marketed and sold directly to the customers. The Company assesses the contract term as the period in which the parties to the contract have enforceable rights and obligations. The contract term may differ from the stated term in contracts with certain termination or renewal rights, depending on whether there are substantive penalties associated with those rights. Customer contracts are generally standardized and noncancellable for the duration of the stated contract term. Consumption taxes collected and remitted to tax authorities are excluded from revenue. The Company may use third-party vendors to provide certain goods or services to its customers. The Company evaluates those relationships to determine whether revenue should be reported gross or net. The Company recognizes revenue on a gross basis where it acts as principal and controls the goods and services used to fulfill the performance obligations to the customer and on a net basis where it acts as an agent. The Company has not acted as an agent during the fiscal years ended March 31, 2022, 2021, and 2020.

Durables Vertical:

Performance Obligations

Revenue from the Durables Vertical is primarily comprised of sponsorship fees from Corporate Sponsors in exchange for Participant Users’ personal information or Participant Clinics’ information (collectively, “Participants’ Data”). During the sponsorship campaigns, the Company aggregates Participants’ Data, organizes that data, and then provides it to Corporate Sponsors. The Company has identified one performance obligation, the delivery of Participants’ Data. All other immaterial deliverables occur prior to this but revenue is not recognized until the delivery of Participants’ Data, which is the performance obligation. Accordingly, the Company recognizes revenue at a point in time when the personal information is provided to, or accepted by, Corporate Sponsors upon satisfying its single distinct performance obligation.

Contractual Consideration

The transaction price is generally fixed at contract inception. However, the Company’s contracts with Corporate Sponsors within Durables Vertical may include a specified quantity, which entitles the customer to refunds, when defined quantity levels are not met at the end of the provision period. These arrangements represent a form of variable consideration, which is estimated using the most likely amount method to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. During the fiscal years ended March 31, 2022, 2021, and 2020, no revenue was recognized from estimates that had not been resolved as of March 31, 2022 and 2021.

Commercial Healthcare Vertical:

Performance Obligations

Revenue from the Commercial Healthcare Vertical is primarily comprised of sponsorship fees from Corporate Sponsors in exchange for healthcare-related promotional campaigns. During healthcare-related promotional campaigns targeted to Participant Users based on results of their free genetic test kits, the Company has the stand-ready obligation to provide promotional services for the duration of the campaign promotion period. Accordingly, revenue is recognized ratably based on the time-elapsed method over the contractual term with the Corporate Sponsor.

Contractual Consideration

The transaction price may be fixed at contract inception within the Commercial Healthcare Vertical in a form of non-refundable minimum guarantee but may also have a component of variable consideration such as sales incentives which are calculated by multiplying the amount of work accomplished by a fixed unit price of remuneration. Due to the variable consideration being entirely constrained, the sales incentive is excluded from the transaction price until the uncertainty is subsequently resolved. During the fiscal years ended March 31, 2022, 2021, and 2020, no revenue was recognized from estimates that had not been resolved as of March 31, 2022 and 2021.

Other Revenue:

System Development: System development revenue is generated by the development and the delivery of the system that meets the customer’s specifications. There is one performance obligation as all promises are interrelated to delivering a completed system. The title to the system is transferred to the customer upon acceptance. The Company typically recognizes revenue upon the customer’s acceptance as the control over the product is transferred to the customer and the Company’s performance obligations are satisfied. When third-party vendors participate in the provisioning of the system, the Company recognizes the related revenue on a gross basis as the Company is the principal in these arrangements.

Advertising: Advertising revenue is generated by displaying ads of goods and services on the Company’s websites. Customers pay for ad placement directly based on the length of the term the ad is displayed. Such an advertising contract represents a stand-ready obligation to provide a series of distinct periods of advertising, which are all substantially the same and that have the same pattern of transfer to the customer. The Company recognizes revenue from advertising ratably based on the time-elapsed output method over the contract term because the customer evenly receives and consumes the benefits throughout the contractual period.

Licensing: The Company’s licensing revenue is generated from royalties earned through intellectual property licensing agreements, which permit the licensees to use the recognition and status of the trademark to promote their businesses. There is one promise and performance obligation defined as the right to access the trademark. The Company measures revenue based on consideration including factors such as minimum guarantee, sales-based, or usage-based specified in a contract with a customer. Under ASC 606, such revenue is recognized throughout the life of the executed licensing agreement as the license is a right to access trademark which is recognized over time, and that sales-based or usage-based royalties are recognized when sales or usage occurs and the performance obligation is satisfied. Sales-based or usage-based royalties are excluded from the initial transaction price because they relate to a license of intellectual property and are subject to the royalty constraint.

Transaction Price

The transaction price is the amount of consideration to which the Company expects to be entitled to for transferring goods and services to the customer.

Payments from the customers are often made in advance before satisfaction of the performance obligations. When payments are not due in advance, they are due within 30 days of delivery of the goods or service. In instances where the timing of revenue recognition differs from the timing of the right to invoice, the Company has determined that a significant financing component generally does not exist. Additionally, the Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less.

Disaggregation of Revenue

The table reflects revenue by major source for the following periods:

	Yen in thousands
	For the years ended March 31,
	2022	2021	2020
Sources of revenue:
Durables Vertical	¥224,727	¥85,000	¥13,570
Commercial Healthcare Vertical	—	107,000	210
Advertising			30,000
Licensing			13,894
System Development	—	20,000	—
Total revenue	¥224,727	¥212,000	¥57,674

Contract Balances

The timing of revenue recognition may not align with the right to invoice the customer. The Company records trade accounts receivable when it has the unconditional right to issue an invoice and receive payment regardless of whether revenue has been recognized. If revenue has not yet been recognized, then deferred revenue is also recorded. Deferred revenue classified as current on the Consolidated Balance Sheets are expected to be recognized as revenue within one year. If revenue is recognized in advance of the right to invoice, a contract asset is recorded.

Changes in deferred revenue were as follows:

	Yen in thousands
	For the years ended March 31,
	2022	2021	2020
Balance, beginning of year	¥—	¥106,919	¥121,894
Revenue earned	—	(106,919)	(46,295)
Deferral of revenue	33,000	—	31,320
Balance, end of year	¥33,000	¥—	¥106,919

Changes in deferred revenue are primarily due to the timing of revenue recognition and cash collections.

Remaining Performance Obligations

Remaining performance obligations represents the aggregate amount of the transaction price allocated to the remaining obligations that the Company has not performed under its customer contracts. The Company has elected to use the optional exemption in ASC 606-10-50-14, which exempts an entity from such disclosures if a performance obligation is part of a contract with an original expected duration of one year or less.

As of March 31, 2022, deferred revenue represented the Company’s remaining performance obligations related to prepaid consideration for the campaign starting after August 2022 with a new customer, all of which is expected to be recognized within one year.

Deferred Contract Costs

Sales commissions that are incremental to the acquisition of customer contracts are capitalized as deferred contract costs on the Consolidated Balance Sheets when the period of benefit is determined to be greater than one year. Amortization of deferred contract acquisition costs is included within selling, general and administrative expenses in the Consolidated Statements of Loss.

The Company also capitalizes certain costs to fulfill a contract related to its proprietary products or services if they are identifiable, generate or enhance resources used to satisfy future performance obligations, and are expected to be recovered under ASC Topic 340-40, Other Assets and Deferred Costs-Contracts with Customers. Amortization of deferred contract fulfillment costs is included within cost of revenue in the Consolidated Statements of Loss.

Deferred contract costs are amortized to be consistent with the timing of transfer to the customer of the goods or services to which the costs relate, either at a point in time or over time in proportion to the amount of the related goods and services transferred to the customer. The Company periodically reviews these capitalized contract costs to determine whether changes in events or circumstances have occurred that could impact the period of benefit of these assets. There were no impairment losses recorded for the periods presented.

As of March 31, 2022 and 2021, the Company had no deferred costs to obtain and fulfill a contract. The Company amortized ¥1,500 thousand and ¥17,692 thousand of costs to obtain and fulfill the contract, respectively, and capitalized ¥1,575 thousand of costs to fulfill the contract during the year ended March 31, 2021. The Company capitalized ¥1,500 thousand and ¥16,117 thousand of costs to obtain and fulfill the contract, respectively, during the year ended March 31, 2020. The balance of costs to obtain the contract was ¥1,500 thousand and the balance of costs to fulfill the contract was ¥16,117 thousand as of March 31, 2020.

Cost of Revenue

Cost of Revenue

Cost of revenue primarily comprised of the insurance costs, depreciation and amortization, and personnel-related expenses. For the year ended March 31, 2021, the cost of revenue also included the direct cost to develop software products, Participant User recruiting costs for the Durables Vertical, and genetic testing costs for Commercial Healthcare Vertical.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and presented within selling, general and administrative expenses in the Consolidated Statements of Loss. Advertising costs were ¥325 thousand, ¥888 thousand, and ¥500 for the years ended March 31, 2022, 2021, and 2020, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the differences between the financial statement and tax basis of assets, liabilities and net operating loss by using enacted tax rate in effect for the year in which the differences are expected to reverse. The effect of a change in tax rate on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations.

Warrantee and its subsidiary file tax returns in the tax jurisdictions of Japan and Singapore. Tax benefits for uncertain tax positions are based upon management’s evaluation of the information available at the reporting date. To be recognized in the consolidated financial statements, a tax benefit must be at least more likely than not of being sustained based on technical merits. The benefit for positions meeting the recognition threshold is measured as the largest benefit more likely than not of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.

Net Loss per Share

Net Loss per Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per common share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury stock method.

For purposes of the diluted net loss per common share calculation, stock options are considered to be potentially dilutive securities. However, as disclosed in Note 7, Share-Based Compensation, the Company’s 2nd and 3rd Series stock options include a triggering liquidation performance condition prior to vesting. As such, these are treated as contingently issuable shares and will be excluded from potential dilutive impact until the triggering liquidation performance condition is satisfied.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

As an emerging growth company, the Jumpstart Our Business Startups Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to delay adoption of certain new or revised accounting standards. As a result, the Company’s consolidated financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for fiscal years beginning after December 15, 2021 for non-public entities, with early adoption permitted.

In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842), Leases - Targeted Improvements (“ASU 2018-11”), which offers a practical expedient for transitioning at the adoption date.

In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for non-public entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022.

The Company adopted this standard effective April 1, 2022 and the adoption did not have a material impact on the Company’s consolidated financial statements.

Financial Instruments — Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which is intended to provide more decision-useful information about expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU 2016-13 revises the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in more timely recognition of losses on financial instruments, including, but not limited to accounts receivable. This standard is effective for annual reporting periods beginning after December 15, 2022 for non-public entities, including interim periods within that reporting period. Early adoption is permitted. The Company adopted this standard effective April 1, 2023 and the adoption did not have a material effect on the Company’s consolidated financial statements.

Income Taxes

In December 2019, the FASB issued ASU 2019-12, Income Taxes — Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”), which simplifies various aspects of the income tax accounting guidance and will be applied using different approaches depending on what the specific amendment relates to and, for non-public entities, are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company adopted this standard effective April 1, 2022 and the adoption did not have a material effect on the Company’s consolidated financial statements.

Government Assistance

In November 2021, the FASB issued Accounting Standards Update No 2021-10, Government Assistance (Topic 832)—Disclosures by Business Entities about Government Assistance (“ASU 2021-10”). ASU 2021-10 requires additional disclosures regarding the nature of government assistance, the related accounting policy used to account for assistance, the affected line items and applicable amounts within the consolidated financial position and results of operations, and significant terms and conditions related to the assistance. Government assistance within the scope of ASC 832 includes assistance that is administered by domestic, foreign, local, state, national governments, as well as departments, independent agencies and intergovernmental organizations. The updated guidance increases transparency of government assistance including, 1) the type of assistance, 2) the entity’s accounting for assistance, and 3) the effect of assistance on the entity’s financial statements. The new standard is effective for fiscal years beginning after December 15, 2021. The Company adopted this standard effective April 1, 2022 and the adoption did not have a material effect on the Company’s consolidated financial statements.